UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Grand-Jean Capital Management, Inc.
Address:  One Market - Steuart Tower
          Suite 2600
          San Francisco, CA  94105

Form 13F File Number:    28-11164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Crystal Smolinski
Title:    Chief Compliance Officer
Phone:    (415) 512-8512

Signature, Place and Date of Signing:



/S/ Crystal Smolinski         San Francisco, CA        May 12, 2006


Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      45

Form 13F Information Table Value Total:      138,697 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


NAME OF ISSUER                     TITLE OF  CUSIP    VALUE    SHARES     SH/
PUT/    INV   OTHER      VOTING AUTH
                                   CLASS              X1000               PRN
CALL    DISC   MGR      SOLE    SHR   NONE

Affordable Residential             Common   8273104     4363  415550      SH
Sole          415550
Alliancebernstein Hldg             Common   01881G1      406    6129      SH
Sole            6129
American Tower Corp                Common   2991220    10111  333475      SH
Sole          333475
AMICAS Inc.                        Common   0017121     3559  753935      SH
Sole          753935
Arch Capital                       Common   G0450A1     7417  128463      SH
Sole          128463
Bank New York Inc Com              Common   6405710      245    6809      SH
Sole            6809
Bank of America Corp               Common   6050510      348    7638      SH
Sole            7638
Berkshire Hathaway Cl B Inc.       Common   0846702     2012     668      SH
Sole             668
BP plc                             Common   0556221      229    3326      SH
Sole            3326
Brown Forman Corp Class B          Common   1156372      400    5200      SH
Sole            5200
Cabot                              Common   1270551     5741  168900      SH
Sole          168900
Camden Property Trust              Common   1331311      276    3831      SH
Sole            3831
Capital Source Inc.                Common   14055X1    14024  563663      SH
Sole          563663
Cenveo                             Common   15670S1     1756  105900      SH
Sole          105900
Chesapeake Energy Corp.            Common   1651671     2908   92565      SH
Sole           92565
Citigroup Inc.                     Common   1729671     8116  171836      SH
Sole          171836
Comcast Corp Cl A Special New      Common   20030N2     6096  233395      SH
Sole          233395
Cost Plus Inc.                     Common   2214851     3800  222224      SH
Sole          222224
Emerson Electric Co.               Common   2910111      247    2950      SH
Sole            2950
Exxon Mobile Corp.                 Common   30231G1      776   12754      SH
Sole           12754
Federal Home Loan Mtg. Corp        Common   3134003     4681   76736      SH
Sole           76736
Foxhollow Techs Inc New            Common   35166A1     1444   46925      SH
Sole           46925
Gastar Exploration Ltd             Common   3672991     1780  417800      SH
Sole          417800
General Electric                   Common   3696041      579   16641      SH
Sole           16641
Hanover Compressor                 Common   4107681     4706  252750      SH
Sole          252750
Home Depot Inc                     Common   4370761      207    4900      SH
Sole            4900
International Business Machines    Common   4592001      409    4954      SH
Sole            4954
Istar Financial Inc.               Common   45031U1     7085  185075      SH
Sole          185075
Johnson & Johnson Common           Common   4781601     1600   27014      SH
Sole           27014
Microsoft Inc.                     Common   5949181      931   34218      SH
Sole           34218
Nike Inc B                         Common   6541061     3433   40344      SH
Sole           40344
Oracle Corp                        Common   68389X1     6015  439350      SH
Sole          439350
Packaging DynamiCommon Corp.       Common   6951601     2655  191680      SH
Sole          191680
Pepsico Inc.                       Common   7134481      338    5851      SH
Sole            5851
Plains All American Pipeline       Common   7265031      234    5200      SH
Sole            5200
Royal Dutch Shell A Adrf           Common   7802592      252    4053      SH
Sole            4053
Safeguard Hlth Ent New             Common   7864442      307      91      SH
Sole              91
San Juan Basin Royalty Trust       Common   7982411      411   10031      SH
Sole           10031
Southern Union Co                  Common   8440301     6313  254250      SH
Sole          254250
Tiffany & Co. New                  Common   8865471      218    5800      SH
Sole            5800
TODCO                              Common   88889T1     1917   48650      SH
Sole           48650
Tyco Intl. LTD New                 Common   9021241     8690     323      SH
Sole             323
United Health Group                Common   91324P1     7581  135710      SH
Sole          135710
Walgreen Company                   Common   9314221     3765   87290      SH
Sole           87290
Wellsfargo & Co. New Del.          Common   9497461      316    4940      SH
Sole            4940


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